Shareholders' Equity - Treasury Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 08, 2019	Aug. 09, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2019
Share repurchase program, authorized amount		$ 75.0
Share repurchase program, period		1 year
Number of shares repurchased during period (in shares)			1,525,632	1,544,475
Shares repurchased during period			$ 20.6	$ 26.0
Shares repurchased during period, weighted average cost per share			$ 13.54	$ 16.84
Share repurchase program 2019 [Member]
Share repurchase program, authorized amount					$ 100.0
Share repurchase program, period	1 year
Number of shares repurchased during period (in shares)			1,938,200
Shares repurchased during period			$ 21.6
Remaining authorized repurchase amount			$ 78.4
Shares repurchased during period, weighted average cost per share			$ 11.13